Proceeds Received Gross Gains and Gross Losses Realized on Sale Call or Merger of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Proceeds	$ 6,619	$ 7,244	$ 5,478
Gross gains	174	46	24
Gross losses	0	3	6
Other than temporarily impaired expense	$ 5	$ 59	$ 31